Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 326.2	$ 344.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	241.0	263.2
Share-based payments	5.6	4.9
Impairment charges and reversals	262.1
Unrealized foreign exchange loss	0.4
Deferred income tax (recovery) expense	(35.2)	22.7
Other non-cash items	(12.0)	(7.8)
Acquisition of gold bullion	(37.9)	(31.8)
Proceeds from sale of gold bullion	52.7	36.2
Operating cash flows before changes in non-cash working capital	802.9	631.5
Changes in non-cash working capital:
Decrease (increase) in receivables	4.4	(22.3)
Decrease (increase) in prepaid expenses and other	1.4	(14.3)
(Decrease) increase in current liabilities	(4.8)	22.8
Net cash provided by operating activities	803.9	617.7
Cash flows from investing activities
Acquisition of royalty, stream and working interests	(311.1)	(443.9)
Acquisition of energy well equipment	(1.5)	(1.3)
Proceeds from sale of investments	3.6	13.0
Acquisition of investments		(3.9)
Net cash used in investing activities	(309.0)	(436.1)
Cash flows from financing activities
Proceeds from at-the-market equity offerings	135.7	136.0
Repayment of term loan	(80.0)	(80.0)
Proceeds from draw of term loan		160.0
Repayment of revolving credit facilities		(485.0)
Proceeds from draw of credit facilities		275.0
Credit facility amendment costs		(0.8)
Payment of dividends	(154.9)	(138.2)
Proceeds from exercise of stock options	7.4	13.2
Net cash used in financing activities	(91.8)	(119.8)
Effect of exchange rate changes on cash and cash equivalents	(1.0)	0.6
Net change in cash and cash equivalents	402.1	62.4
Cash and cash equivalents at beginning of year	132.1	69.7
Cash and cash equivalents at end of year	534.2	132.1
Supplemental cash flow information:
Cash paid for interest expense and loan standby fees	2.4	9.5
Income taxes paid	$ 51.2	$ 38.6